MEEHAN MUTUAL FUNDS, INC.
                                MEEHAN FOCUS FUND

   SUPPLEMENT DATED DECEMBER 1, 2002 TO THE PROSPECTUS DATED FEBRUARY 14, 2002

         On November 26, 2002, the Board of Directors of Meehan Mutual Funds, Inc., on behalf of the Meehan Focus Fund ("Fund"), approved (1) a Distribution Agreement between the Company and Viking Fund Distributors, LLC (2) an Investment Company Services Agreement between the Company and Viking Fund Management, LLC, and (3) a Custodian Agreement between the Company and First Western Bank & Trust. As a result, certain information in the Fund's Prospectus is modified as follows:

HOW TO BUY AND SELL SHARES

         The second paragraph under the subsection titled "Purchasing Shares By Mail" on page 5 is replaced with the following:

                            Meehan Mutual Funds, Inc.
                         c/o Viking Fund Management, LLC
                                  P.O. Box 500
                              Minot, ND 58702-0500

         The first two paragraphs under the subsection titled "Purchasing Shares By Wire Transfer" on page 6 are replaced with the following:

To make an initial purchase of shares by wire transfer, you need to take the following steps:

         1. Call 1-800-933-8413 to inform us that a wire is being sent.
         2. Obtain an account number from the Transfer Agent.
         3. Fill out and mail or fax an Account Application Form to the Transfer Agent
         4. Ask your bank to wire funds to the account of:

                  First Western Bank & Trust, ABA #: 091310440
            Credit: Meehan Mutual Funds, Inc., Acct. #: 90-7884-4
                           Attention: Trust Department
                        Further credit: Meehan Focus Fund
                          Acct # [Your Account number]


         The last sentence of the subsection titled "Purchasing Shares By Automatic Investment Plan" on page 7 is replaced with the following:

For more information, call the Transfer Agent at 1-800-933-8413.

         The fourth sentence in the subsection titled "Miscellaneous Purchase Information" on page 7 is replaced with the following:

The Fund's custodian will charge your account for any loss sustained by the Fund for any payment check returned to the custodian for insufficient funds.

HOW TO SELL (REDEEM) YOUR SHARES

         The first paragraph under the subsection titled "By Mail" on page 8 is replaced with the following:

Sale requests should be mailed via U.S. mail to:

                  Viking Fund Management, LLC
                  P.O. Box 500
                  Minot, ND  58702-0500

or via overnight courier service to:

                  Viking Fund Management, LLC
                  1400 14th Avenue, SW
                  Minot, ND  58701

         The first sentence in the subsection titled "By Telephone" on page 8 is replaced with the following:

You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-933-8413.

         The second sentence of the subsection titled "By Wire" on page 9 is deleted.

         The fourth paragraph on the back cover of the Prospectus is modified as follows:

To receive information concerning the Fund, or to request a copy of the annual or semi-annual reports, SAI, or other documents relating to the Fund, please contact the Fund at:

         Meehan Mutual Funds, Inc.
         c/o Edgemoor Capital Management, LLC
         1900 M Street, NW
         Suite 600
         Washington, D.C.  20036
         (call collect) 1-202-530-3350

         www.meehanfocusfund.com



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

                            MEEHAN MUTUAL FUNDS, INC.
                                MEEHAN FOCUS FUND

              SUPPLEMENT DATED DECEMBER 1, 2002 TO THE STATEMENT OF
                 ADDITIONAL INFORMATION DATED FEBRUARY 14, 2002

         On November 26, 2002, the Board of Directors of Meehan Mutual Funds, Inc., on behalf of the Meehan Focus Fund ("Fund"), approved (1) a Distribution Agreement between the Company and Viking Fund Distributors, LLC (2) an Investment Company Services Agreement between the Company and Viking Fund Management, LLC, and (3) a Custodian Agreement between the Company and First Western Bank & Trust. As a result, certain information in the Fund's Statement of Additional Information is modified as follows:

         The second sentence of the first paragraph on page 1 is replaced with the following:

You may obtain a copy of the Prospectus and of the Fund's annual and semi-annual reports to shareholders, free of charge, by writing to Meehan Mutual Funds, Inc., c/o Edgemoor Capital Management, Inc., 1900 M Street, NW, Suite 600, Washington, D.C. 20036, or by calling (collect) 1-202-530-3350.

DIRECTORS AND OFFICERS

         The subsection in the chart titled "Officers" on page 11, with exception of the reference to Mr. Zutz, is hereby replaced with the following:

OFFICERS:                     TERM:
--------                      ----                    PRINCIPAL OCCUPATION DURING LAST FIVE
                              ONE YEAR                YEARS AND CURRENT DIRECTORSHIPS
Paul Meehan                   Vice President and      Consultant, Edgemoor Capital Management, Inc. since
(Age 39)                      Treasurer since 2002    August 2002; Director, Edgemoor Capital Management,
1900 M Street, N.W.                                   Inc. since 1999; Attorney, Environmental Protection
Suite 600                                             Agency, 1997 to 2002.
Washington, D.C.  20036


David Marsden                 Vice President since    Consultant, Edgemoor Capital Management, Inc. since
(Age 34)                      2002                    March 2002; Sole Proprietor, High Peaks Asset
1900 M Street, N.W.                                   Management since 1998; Associate Financial Planner,
Suite 600                                             Attillis & Associates, April 2000 to December 2001;
Washington, D.C.  20036                               Pension Analyst, Plumbers & Pipefitters National
                                                      Pension Fund, August 1998 to April 2000.

         CUSTODIAN.   The  paragraph  on  page  16  under  the  section   titled
"Custodian" is replaced with the following:

First Western Bank & Trust, P.O. Box 1090, Minot, ND 58702 ("First Western"), acts as custodian for the Fund. As such, First Western holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. First Western does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

         TRANSFER AGENT. The paragraph on page 17 under the section titled "Transfer Agent" is replaced with the following:

Viking Fund Management, LLC, 1400 14th Avenue, SW Minot, ND 58701 ("Viking") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund and the Advisor. As such, Viking is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable regulations. For the services to be rendered as transfer agent, the Advisor pays Viking an annual fee, paid monthly, of $15.00 per account, with a minimum fee of $500 per month.

         FUND ADMINISTRATION. The paragraph on page 17 under the section titled "Administration" is replaced with the following:

Viking also acts as administrator to the Fund pursuant to a written agreement with the Fund and Advisor. Viking supervises all aspects of the operations of the Fund except those performed by the Advisor under the Advisory Agreement and Services Agreement. As such, Viking is responsible for calculating the Fund's NAV, preparing and maintaining books and accounts as required by the 1940 Act, assisting in the preparation of the Fund's tax returns, providing information for the preparation of the Fund's annual and semiannual reports, and providing certain other services to the Fund. For the services to be rendered as fund administrator, the Advisor pays Viking a fee at the rate of 0.05% of net assets on an annual basis payable monthly with a maximum fee of $1,000.00 per month plus certain out-of-pocket expenses.

         DISTRIBUTOR. The paragraph on page 16 under the section titled "Distributor" is replaced with the following:

Viking Fund Distributors LLC ("Distributor"), 1400 14th Avenue, SW Minot, ND 58701, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Advisor ("Distribution Agreement"). As such, the Distributor assists in the sale of shares and receives purchase orders. For providing underwriting services to the Fund, the Distributor is paid an annual fee of $4,500 by the Advisor.





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